Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of estimated useful lives of the assets

Category	Estimated useful life
Computer equipment	1-3 years
Office equipment	3 years
Purchased software	3-5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of the assets